Relationship between Plans Benefit Obligations and Assets (Detail) - Pension Benefits - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	$ 617,255	$ 591,948
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	510,984	489,918
Plans with projected benefit obligations in excess of plan assets, plan asset	487,233	437,481
Plans with accumulated benefit obligations in excess of plan assets, plan asset	487,233	437,481
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	152,533	147,560
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	43,054	44,797
Plans with assets in excess of projected benefit obligations	41,616	48,324
Plans with assets in excess of accumulated benefit obligations	138,408	138,241
Plans with projected benefit obligations in excess of plan assets, plan asset	136,861	130,605
Plans with accumulated benefit obligations in excess of plan assets, plan asset	29,855	31,653
Plans with assets in excess of projected benefit obligations, plan asset	52,099	49,323
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 159,105	$ 148,275